Other Assets and Liabilities (Summarized Financial Information of Equity Method Investees, Other than Morgan Stanley) (Detail) - Equity Method Investees Other than Morgan Stanley [Member] - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Equity Method Investment, Summarized Financial Information, Assets
Net loans	¥ 10,374	¥ 10,082
Total assets	18,930	18,063
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	5,850	5,475
Total liabilities	14,648	13,766
Noncontrolling interests	724	581
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	661	590	¥ 543
Total interest expense	222	198	165
Net interest income	439	392	378
Provision for credit losses	92	73	59
Income before income tax expense	171	248	214
Net income	¥ 117	¥ 194	¥ 159